Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Central Index Key	0000926282
Amendment Flag	false
Document Fiscal Period Focus	FY